Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustments		¥ 729,497	$ 101,483	¥ (1,360,107)	¥ (200,146)
Foreign currency exchange gain (loss)		¥ (2,914,296)	$ (405,417)	(1,401,573)	4,407,133
Rate of convenience translation | (per share)		¥ 7.1884	$ 1
Operating segment		2	2
Cash		¥ 36,996,422		26,103,076	27,939,170		$ 5,146,684
Deposit		500,000
Restricted cash		103,489		501,952			14,397	¥ 501,952	$ 69,829
Accumulated interests								1,952	272
Allowance for doubtful accounts		¥ 19,102,954		10,196,104	1,185,328		$ 2,657,470			$ 1,418,411
Lease term		1 year					1 year
Operating costs and expenses		¥ 2,400,000	$ 300,000	2,400,000
Impairment charge		¥ 3,200,000		5,648,685
Rate of beneficial owner		10.00%					10.00%
Maintenance services revenue, term		1 year	1 year
Contract assets		¥ 3,441,959		2,023,221	4,460,046		$ 478,821
Allowance for credit losses related to contract assets		203,360		39,847			28,290
Contract liabilities related to advance payments		4,080,621		4,777,398	1,989,310		567,667
Advertising costs		1,111,500	$ 154,624	1,316,881	2,724,575
Deferred offering costs		15,938,208
Share issuance costs		1,698,382
Employee benefit		3,525,169	490,397	2,575,438	¥ 2,170,805
Employee outstanding benefit plan		¥ 1,843	$ 256	¥ 251
Value added tax percentage		6.00%	6.00%	1.00%	0.00%
Percentage of tax on logistics services		9.00%	9.00%
Percentage on sale of product		13.00%	13.00%
Percentage of tax rate on export		17.00%	17.00%
Percentage of tax rate on export rebate		17.00%	17.00%
Percentage of tax adjusted on export rebate		16.00%	16.00%
Percentage of tax on export and border crossing activities		11.00%	11.00%
Percentage of tax rate on Border crossing and rebate		11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities		10.00%	10.00%
VAT rate on sales	16.00%
Adjusted VAT rate on sales	13.00%
Percentage of tax rate on exported goods	16.00%
Percentage of tax refund on export	16.00%
Percentage on adjusted tax of refund	13.00%
Statutory reserve		10.00%	10.00%
Registered capital		50.00%	50.00%
Statutory reserves			$ 9,584		¥ 2,203,279
Deposits		¥ 36,996,422		¥ 26,103,076			$ 5,146,684
(ROU) Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge		3,200,000	500,000
Foreign Exchange [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange gain (loss)		¥ 2,914,296	$ 405,417	1,401,573	4,407,133
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services		30 days	30 days
Interest expense		¥ 2,609,622			¥ 795,144
Percentage of deduction tax rate		11.00%	11.00%
Percentage of import tax rate		10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services		90 days	90 days
Interest expense			$ 363,032	995,162
Percentage of deduction tax rate		17.00%	17.00%
Percentage of import tax rate		16.00%	16.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory reserves		¥ 68,894		¥ 4,148,200
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		36.10%	36.10%	20.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		24.80%	24.80%	12.10%	20.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				14.60%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.70%	19.80%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				13.50%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash								¥ 500,000	$ 69,557
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				17.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.30%	12.30%		18.00%	12.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.20%	12.20%		11.30%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Share issuance costs | $			$ 236,267